Cover	Nov. 02, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2026
Entity File Number	001-33417
Entity Registrant Name	Ocean Power Technologies, Inc.
Entity Central Index Key	0001378140
Entity Tax Identification Number	22-2535818
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	28 Engelhard Drive
Entity Address, Address Line Two	Suite B
Entity Address, City or Town	Monroe Township
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08831
City Area Code	(609)
Local Phone Number	730-0400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.001 Par Value
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	OPTT
Security Exchange Name	NYSEAMER
Series A Preferred Stock Purchase Rights
Title of 12(b) Security	Series A Preferred Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NYSEAMER